Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and cash equivalents		$ 750	$ 1,256
Restricted Cash			31
Trade receivables		41	37
Other current assets (Note 3)		116	31
Total Current Assets		907	1,355
Operating lease right-of-use asset and lease deposit (Note 4)		127	184
Property and equipment, net (Note 5)		215	88
Total Assets		1,249	1,627
Current Liabilities
Accounts payable		129	92
Operating lease liability		72	60
Other liabilities (Note 6)		366	193
Stock purchase warrants liability (Note 9B)		189
Total current liabilities		756	345
Operating lease liability (Note 4)		63	109
Total Liabilities		1,149	776
Stockholders’ Equity (**) (Note 9)
Common stock of US$ 0.0001 par value each (“Common Stock”): 350,000,000 and 100,000,000 shares authorized as of December 31, 2025 and 2024, respectively; issued and outstanding 2,168,813 shares as of December 31, 2025 and 2024.	[1],[2]
Additional paid-in capital	[2]	12,505	12,013
Foreign currency translation adjustments	[2]	(2)
Accumulated deficit	[2]	(12,403)	(11,162)
Total Stockholders’ Equity	[2]	100	851
Total liabilities and stockholders’ Equity		1,249	1,627
Related Party
Current Liabilities
Related parties loans (Note 7)		$ 330	$ 322

[1]	Less than $1 thousand.
[2]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).